TRADE AND OTHER RECEIVABLES, NET - Aging (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Aging of trade receivable:
Trade and other receivables, net	$ 328,195	$ 403,907
Credit risk
Aging of trade receivable:
Trade and other receivables, net	94,536	157,379
Credit risk | Current
Aging of trade receivable:
Trade and other receivables, net	58,737	83,431
Credit risk | 1-30 days
Aging of trade receivable:
Trade and other receivables, net	19,415	26,678
Credit risk | 31-60 days
Aging of trade receivable:
Trade and other receivables, net	3,794	6,513
Credit risk | 61-90 days
Aging of trade receivable:
Trade and other receivables, net	2,144	5,505
Credit risk | Over 90 days
Aging of trade receivable:
Trade and other receivables, net	$ 10,446	$ 35,252